Offerings - Offering: 1	Apr. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	77.38
Maximum Aggregate Offering Price	$ 77,380,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,846.88
Offering Note	Represents the number of shares of common stock, par value $1.00 per share ("Common Stock"), of National Fuel Gas Company (the "Registrant"), deliverable pursuant to the National Fuel Gas Company Tax-Deferred Savings Plan for Non-Union Employees (the "Plan"), being registered hereon. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional Common Stock as may become deliverable pursuant to any anti-dilution provisions of the Plan. In addition, pursuant to Rule 416(c) of the Securities Act, this Registration Statement also covers an indeterminable amount of plan participation interests to be offered or sold pursuant to the Plan. Estimated solely for calculating the amount of the registration fee, pursuant to Rule 457(c) and (h) of the Securities Act, on the basis of the average of the high and low sale prices of such securities on the New York Stock Exchange on April 24, 2025, within five business days prior to filing.